S000077297 [Member] Investment Objectives and Goals - Putnam ESG Core Bond ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks high current income consistent with what the Investment Manager (as defined below) believes to be prudent risk.